As filed with the Securities and Exchange Commission on  April 9, 2002
                              Registration Nos.: 333-52956; 811-07549

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ( )
                                      -----
                       POST-EFFECTIVE AMENDMENT NO. 2 ( X)
                                     ------
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                              Amendment No. 13 (X)
                                     -------
                        (Check appropriate box or boxes)

                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805
 It is proposed that this filing will become effective (check appropriate space)

          Immediately upon filing pursuant to paragraph (b) of Rule 485.
          On ,                pursuant to paragraph (b) of Rule 485.
       X  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
      ---
          On                , pursuant to paragraph (a)(1) of Rule 485.

         If appropriate, check the following:
  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: flexible premium deferred variable annuity contracts.

                                Explanatory Note

This post-effective amendment no. 2, filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, does not affect, delete, amend, or supersede any information contained in post-effective amendment no. 1 to the registration statement and is filed solely to add to the registration statement materials to be used in connection with a rescission offer to be made to certain contract owners with amounts allocated to the JP Morgan Small Company Portfolio and the Scudder Variable Series II Small Growth Portfolio.


PART A

The prospectus contained in pre-effective amendment No. 1 to this registration statement filed on April 24, 2001 and post-effective amendment No. 1 to this registration statement filed on February 28, 2002, is hereby incorporated by reference herein.

                            Great West Life & Annuity
                                Insurance Company





                                                        April 9, 2002


Schwab customer


Dear Schwab Signature Annuity(TM)Customer:

     As a Schwab Signature Annuity contract owner that has invested in the JP Morgan Small Company Portfolio sub-account (the "JP Sub-Account"), we are writing to inform you that due to a calculation error, certain performance information for the JP Sub-Account appearing on various Schwab Web pages from May 31, 2001 to February 22, 2002 and the September 31, 2001 Signature Annuity Performance Report that was mailed in December 2001 was incorrect. This information has since been corrected. We have enclosed a current performance report that includes corrected performance results for the JP Sub-Account through [date]. Please also note that the sub-account performance information appearing in the Schwab Signature Annuity prospectus previously delivered to you is correct.

     We apologize for any inconvenience or misunderstanding this error may have caused. Under the circumstances, we at Great-West are offering you the opportunity to rescind your selection of the JP Sub-Account for the period during which the performance information was incorrect. If you accept this rescission offer, your account value will be impacted as follows:

o We will reimburse your annuity contract for any investment loss you may have incurred as a result of your allocation of contract values to the JP Sub-Account; and

o To provide you with a reasonable rate of return for the period in question, we will credit your allocations to the JP Sub-Account with an annualized rate of return of [x.xx%] which is the rate required by your state law. This rate will be calculated from the date of your original allocation to the JP Sub-Account to the earlier of the date you transferred assets out of the JP Sub-Account or April __, 2002 (ten days from the date of this letter). This adjustment will be credited to your annuity contract as a gain and will not be considered cost basis for calculating taxable income on this account. In addition, it will not constitute a distribution and thus will not be a taxable event.

     If you elect to accept this offer and you currently have assets allocated to the JP Sub-Account - you may continue to hold these assets in the JP Sub-Account or you can move your assets and the gain to other currently available sub-accounts in the Schwab Signature Annuity. Please complete Section #1 on the enclosed form indicating how you would like us to allocate your JP Sub-Account value and gain. If you elect to move your assets to another sub-account, we will transfer assets into the sub-account of your choice as of the day we receive the completed enclosed form.

     If you elect to accept this offer and you no longer have assets allocated to the JP Sub-Account - please complete Section #2 on the enclosed form indicating the sub-account you wish to have any gain allocated. We will apply this amount to the sub-account of your choice as of the day we receive the completed enclosed form.

     If you elect to accept this offer and you have surrendered your contract between May 31, 2001 and February 22, 2002 and had assets allocated to the JP Sub-Account - please complete Section #3 on the enclosed form indicating the current annuity provider. You will need to communicate to your current annuity provider regarding the sub-account to which you wish to have any gain allocated. We will process your request as of the day we receive the completed enclosed form.

     If you elect not to accept this offer - please check "no" on the enclosed form under Section #4. Please note that there will be no change to your annuity contract or to your annuity account value.

     Acceptance or rejection of this offer will not waive any rights you may otherwise have under law.

     To assist you with your decision, we have enclosed the current Schwab Signature Annuity prospectus and an individualized report showing (1) all transactions in and out of the JP Sub-Account during the time period in question and (2) whether the acceptance of this offer would result in a gain or loss to you. Please review this report carefully to be sure that acceptance of this offer is in your best interests. Please complete the enclosed form, sign and return to us by __[at least 30 days from date of letter]_________, 2002, the offer termination date. Of course, we are ready to assist you if you have any questions concerning this matter. Please contact us at 800-537-2033, ext. 74189 or ext. 74258 Monday through Friday 6am - 4:30pm PST. As always, we urge you to please review the prospectus carefully before making any investment decision.

     We at Great-West apologize for any inconvenience this error may have caused you. Thank you for your continued trust.



                                     Sincerely,


                                    Great-West Life & Annuity Insurance Company


----------------------------------------------------------------------------------------------------------------------
1. For contract owners with assets currently allocated to the JP Morgan Small
Company Portfolio sub-account:

     I accept the offer and direct Great-West to:
---
              1.  Keep my assets in and allocate my gain to the JP Morgan Small Company Portfolio sub-
       ---        account.

              2.  Move my assets and allocate my gain to the                             sub-account.
       ---                                                      ---------------------------
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
2. For contract owners with assets NOT currently allocated to the JP Morgan
Small Company Portfolio sub-account:

    I accept the offer and direct Great-West to allocate my gain to the                          sub-account .
---                                                                         -------------------------
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
3. For contract owners who surrendered their contract between May 31, 2002 and
February 22, 2002 who had assets allocated to the JP Morgan Small Company
Portfolio sub-account:

     I accept the offer and direct Great-West to allocate my gain to
---                                      .
----------------------------------------------------------------------------
----------------------------------------------------------------------------
----------------------------------------------------------------------------

(Please provide full name and address of your current annuity provider and your contract number. Remember, you will need to identify to your current provider the sub-account to which you wish to have any gain allocated.)
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
4.
     I decline to accept the offer.
---
----------------------------------------------------------------------------------------------------------------------


(Contract Owner Signature)                                             (Date)

Contract Owner Name:
                    ------------------------------------------
                           (please print name)

Contract Number:                                     Contract Owner SSN:
                ----------------------------                            -------------------------

John Smith
345 1st Avenue
St. Louis, MO   99999

Contract Number:   830

                        JP Morgan Small Cap Subaccount Activity

                                  Date                 Transation            Units         Dollar Amount
                        ------------------------------------------------------------------------------------
                                27-Sep-01        Transfer In               8,325.8987     $     56,497.75
                                28-Sep-01        Transfer Out             (8,325.8987)    $    (57,500.70)
                                03-Oct-01        Transfer In             15,791.6211      $   112,859.81
                                04-Oct-01        Transfer Out           (15,791.6211)     $  (114,338.71)
                                19-Nov-01        Transfer In               9,682.6950     $     80,355.63
                                20-Nov-01        Transfer Out             (9,682.6950)    $    (78,669.20)
                                17-Dec-01        Transfer In               6,530.4616     $     55,392.89
                                20-Dec-01        Transfer Out             (6,530.4616)    $    (54,254.01)
                                07-Mar-02        Transfer In             15,658.5572      $   125,726.11
                                08-Mar-02        Transfer Out           (15,658.5572)     $  (127,711.24)
                        ------------------------------------------------------------------------------------



     If you elect to accept this offer it will result in a loss of -$1,592.67.

                            Great West Life & Annuity
                                Insurance Company





                                                        April 9, 2002


Schwab customer


Dear Schwab Signature Annuity(TM)Customer:

     As a Schwab Signature Annuity contract owner that has invested in the Scudder Variable Series II Small Growth Portfolio sub-account (the "SVS Small Growth Sub-Account"), we are writing to inform you that due to a calculation error, certain performance information for the SVS Small Growth Sub-Account appearing on various Schwab Web pages from July 31, 2001 to March 20, 2002 and the September 31, 2001 Signature Annuity Performance Report that was mailed in December 2001 was incorrect. This information has since been corrected. We have enclosed a current performance report that includes corrected performance results for the SVS Small Growth Sub-Account through [date]. Please also note that the sub-account performance information appearing in the Schwab Signature Annuity prospectus previously delivered to you is correct.

     We apologize for any inconvenience or misunderstanding this error may have caused. Under the circumstances, we at Great-West are offering you the opportunity to rescind your selection of the SVS Small Growth Sub-Account for the period during which the performance information was incorrect. If you accept this rescission offer, your account value will be impacted as follows:

o We will reimburse your annuity contract for any investment loss you may have incurred as a result of your allocation of contract values to the SVS Small Growth Sub-Account; and

o To provide you with a reasonable rate of return for the period in question, we will credit your allocations to the SVS Small Growth Sub-Account with an annualized rate of return of [x.xx%] which is the rate required by your state law. This rate will be calculated from the date of your original allocation to the SVS Small Growth Sub-Account to the earlier of the date you transferred assets out of the SVS Small Growth Sub-Account or April __, 2002 (ten days from the date of this letter). This adjustment will be credited to your annuity contract as a gain and will not be considered cost basis for calculating taxable income on this account. In addition, it will not constitute a distribution and thus will not be a taxable event.

     If you elect to accept this offer and you currently have assets allocated to the SVS Small Growth Sub-Account - you may continue to hold these assets in the SVS Small Growth Sub-Account or you can move your assets and the gain to other currently available sub-accounts in the Schwab Signature Annuity. Please complete Section #1 on the enclosed form indicating how you would like us to allocate your SVS Small Growth Sub-Account value and gain. If you elect to move your assets to another sub-account, we will transfer assets into the sub-account of your choice as of the day we receive the completed enclosed form.

     If you elect to accept this offer and you no longer have assets allocated to the SVS Small Growth Sub-Account - please complete Section #2 on the enclosed form indicating the sub-account you wish to have any gain allocated. We will apply this amount to the sub-account of your choice as of the day we receive the completed enclosed form.

     If you elect to accept this offer and you have surrendered your contract between May 31, 2001 and February 22, 2002 and had assets allocated to the SVS Small Growth Sub-Account - please complete Section #3 on the enclosed form indicating the current annuity provider. You will need to communicate to your current annuity provider regarding the sub-account to which you wish to have any gain allocated. We will process your request as of the day we receive the completed enclosed form.

     If you elect not to accept this offer - please check "no" on the enclosed form under Section #4. Please note that there will be no change to your annuity contract or to your annuity account value.

     Acceptance or rejection of this offer will not waive any rights you may otherwise have under law.

     To assist you with your decision, we have enclosed the current Schwab Signature Annuity prospectus and an individualized report showing (1) all transactions in and out of the SVS Small Growth Sub-Account during the time period in question and (2) whether the acceptance of this offer would result in a gain or loss to you. Please review this report carefully to be sure that acceptance of this offer is in your best interests. Please complete the enclosed form, sign and return to us by __[at least 30 days from date of letter]_________, 2002, the offer termination date. Of course, we are ready to assist you if you have any questions concerning this matter. Please contact us at 800-537-2033, ext. 74189 or ext. 74258 Monday through Friday 6am - 4:30pm PST. As always, we urge you to please review the prospectus carefully before making any investment decision.

     We at Great-West apologize for any inconvenience this error may have caused you. Thank you for your continued trust.



                                    Sincerely,



                                    Great-West Life & Annuity Insurance Company


----------------------------------------------------------------------------------------------------------------------
1. For contract owners with assets currently allocated to the Scudder Variable
Series II Small Growth Portfolio sub-account:

     I accept the offer and direct Great-West to:
---
          1. Keep my  assets in and  allocate  my gain to the  Scudder  Variable  Series II Small  Growth  Portfolio
      ---    sub-account.

           2.  Move my assets and allocate my gain to the                             sub-account.
      ---                                                    ---------------------------
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
2. For contract owners with assets NOT currently allocated to the Scudder
Variable Series II Small Growth Portfolio sub-account:

    I accept the offer and direct Great-West to allocate my gain to the                          sub-account .
---                                                                      -------------------------
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
3. For contract owners who surrendered their contract between May 31, 2002 and
February 22, 2002 who had assets allocated to the Scudder Variable Series II
Small Growth Portfolio sub-account:

    I accept the offer and direct Great-West to allocate my gain to
---
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(Please provide full name and address of your current annuity provider and your contract number. Remember, you will need to identify to your current provider the sub-account to which you wish to have any gain allocated.)
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
4.
   I decline to accept the offer.
---
----------------------------------------------------------------------------------------------------------------------


(Contract Owner Signature)                                             (Date)

Contract Owner Name:
                    ------------------------------------------
                           (please print name)

Contract Number:                                     Contract Owner SSN:
                ----------------------------                            -------------------------


John Doe
123 Main Street
Denver, CO   99999

Contract Number:   831

                        Scudder Small Growth Subaccount Activity

                                  Date                 Transation            Units         Dollar Amount
                        ------------------------------------------------------------------------------------
                                27-Sep-01        Transfer In               8,325.8987     $     56,497.75
                                28-Sep-01        Transfer Out             (8,325.8987)    $    (57,500.70)
                                03-Oct-01        Transfer In             15,791.6211      $   112,859.81
                                04-Oct-01        Transfer Out           (15,791.6211)     $  (114,338.71)
                                19-Nov-01        Transfer In               9,682.6950     $     80,355.63
                                20-Nov-01        Transfer Out             (9,682.6950)    $    (78,669.20)
                                17-Dec-01        Transfer In               6,530.4616     $     55,392.89
                                20-Dec-01        Transfer Out             (6,530.4616)    $    (54,254.01)
                                07-Mar-02        Transfer In             15,658.5572      $   125,726.11
                                08-Mar-02        Transfer Out           (15,658.5572)     $  (127,711.24)
                        ------------------------------------------------------------------------------------



     If you elect to accept this offer it will result in a loss of -$1,592.67.


Schwab Signature(TM)Annuity Performance for the period ending February 28, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Standardized Performance**
------------------------------------------------------------------------------------------------------------------------------------
                                                                                ------------------------------------
                                                                                    Average Annual Total Return
                                                                                ------------------------------------

                                                                                                    ----------------
                                                                                ----------------------------------------------------
                                                                                                        10 Year        Inception
--------------------------------
                               --------------------------------------------------
                                                                                                       or Since         Date of
Category                       Investment Choice                                  1 Year    5 Year     Inception      Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
Money Market                   Schwab Money Market (1)                             2.30%     4.06%        4.08%         11/1/96
------------------------------------------------------------------------------------------------------------------------------------
                               Current 7-day Yield: 0.67%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Govt Bond         Federated US Govt Secs II                           6.04%     6.18%        5.78%         11/1/96
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Corp Bond         Janus Aspen Series Flexible Income                  5.60%      N/A         4.74%          5/3/99
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                INVESCO VIF-High Yield                             -26.55%   -3.08%       -1.36%         11/1/96
------------------------------------------------------------------------------------------------------------------------------------
Domestic Hybrid                Alger American Balanced                              N/A       N/A        -6.61%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
Domestic Hybrid                Schwab MarketTrack Growth II                       -7.58%     5.90%        6.75%         11/1/96
------------------------------------------------------------------------------------------------------------------------------------
Large Value                    Alliance Variable Product Series Growth & Income     N/A       N/A        -9.81%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
Large Value                    American Century VP Income & Growth                  N/A       N/A        -9.14%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
Large Value                    Dreyfus VIF Growth & Income                        -8.85%      N/A        -3.12%          5/3/99
------------------------------------------------------------------------------------------------------------------------------------
Large Value                    SAFECO RST Equity                                  -9.37%      N/A         4.12%          5/1/97
------------------------------------------------------------------------------------------------------------------------------------
Large Blend                    Alliance Variable Product Series Growth              N/A       N/A       -23.22%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
Large Blend                    Schwab S&P 500                                     -10.42%    7.26%        9.15%         11/1/96
------------------------------------------------------------------------------------------------------------------------------------
Large Blend                    Scudder Variable Series I Capital Growth           -15.57%     N/A        -5.07%          5/3/99
------------------------------------------------------------------------------------------------------------------------------------
Large Growth                   Alger American Growth                              -16.87%    9.89%       10.42%         11/1/96
------------------------------------------------------------------------------------------------------------------------------------
Large Growth                   Berger IPT-Large Cap Growth                          N/A       N/A       -23.67%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
Large Growth                   PBHG Insurance Series Large Cap Growth               N/A       N/A       -23.12%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                  Strong VIF Opportunity II                            N/A       N/A        -8.27%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth                 Strong VIF Mid-Cap Growth II                         N/A       N/A       -30.17%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
World Stock                    Janus Aspen Series Worldwide Growth                -19.77%    7.85%        9.36%         11/1/96
------------------------------------------------------------------------------------------------------------------------------------
World Stock                    Oppenheimer Global Securities                        N/A       N/A        -8.87%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
Foreign Stock                  American Century VP International                  -27.19%    3.29%        4.88%         11/1/96
------------------------------------------------------------------------------------------------------------------------------------
Foreign Stock                  Deutsche VIT EAFE Equity Index                     -23.06%     N/A       -11.80%          5/3/99
------------------------------------------------------------------------------------------------------------------------------------
Foreign Stock                  Federated International Equity II                    N/A       N/A       -26.11%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
Small Value                    Delaware Group Premium Fund Small Cap Value          N/A       N/A        12.16%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
Small Blend                    Deutsche VIT Small Cap Index                       -0.64%      N/A         2.88%          5/3/99
------------------------------------------------------------------------------------------------------------------------------------
Small Blend                    Dreyfus VIF Small Cap                                N/A       N/A        -4.65%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
Small Blend                    JP Morgan Series Trust II Small Company              N/A       N/A        -6.21%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
Small Growth                   Berger IPT-Small Company Growth                    -31.76%     N/A         6.72%          5/1/97
------------------------------------------------------------------------------------------------------------------------------------
Small Growth                   Scudder Variable Series II Small Cap Growth          N/A       N/A       -23.90%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
Specialty                      AllianceBernstein VP Real Estate Investment          N/A       N/A        11.80%(6)       5/3/01
------------------------------------------------------------------------------------------------------------------------------------
Specialty                      INVESCO VIF-Technology                             -38.88%     N/A       -49.62%          3/1/00
------------------------------------------------------------------------------------------------------------------------------------
NA                             S&P 500 Index (3)                                  -9.51%     8.45%       12.61%(2)
------------------------------------------------------------------------------------------------------------------------------------
NA                             EAFE Index (4)                                     -18.98%    0.33%        4.57%(2)
------------------------------------------------------------------------------------------------------------------------------------
NA                             Russell 2000 Index (5)                              0.34%     6.80%        9.91%(2)
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------
                         Adjusted Historical Performance*
------------------------------------------------------------------------------------------

                                    Average Annual Total Return
                        ------------------------------------------------------------------
                                                                             Inception


                                                                10 Year       Date of

  -----------------------
                                                               or Since      Underlying
      YTD      3 month     1 Year      3 Year      5 Year      Inception     Portfolio
------------------------------------------------------------------------------------------
     0.11%      0.17%      2.30%       3.88%       4.06%         4.07%         5/3/94
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
     1.72%      1.04%      6.04%       5.81%       6.18%         5.55%        3/28/94
------------------------------------------------------------------------------------------
     1.34%      0.38%      5.60%       5.14%       6.43%         7.41%        9/13/93
------------------------------------------------------------------------------------------
    -4.95%     -5.16%     -26.55%      -9.01%      -3.08%        2.74%        5/27/94
------------------------------------------------------------------------------------------
    -3.70%     -3.91%      -5.57%      3.85%       12.02%       10.78%(2)      9/5/89
------------------------------------------------------------------------------------------
    -3.57%     -2.07%      -7.58%      0.16%       5.90%         6.75%        11/1/96
------------------------------------------------------------------------------------------
    -3.90%     -2.55%      -5.55%      7.04%       11.66%       13.42%(2)      1/1/91
------------------------------------------------------------------------------------------
    -2.90%     -0.96%      -7.22%      -2.45%       N/A          5.21%        10/30/97
------------------------------------------------------------------------------------------
    -4.73%     -3.18%      -8.85%      0.46%       4.16%        11.82%         5/2/94
------------------------------------------------------------------------------------------
    -4.36%     -3.60%      -9.37%      -5.94%      3.65%        10.69%(2)      4/3/87
------------------------------------------------------------------------------------------
    -10.48%    -10.42%    -22.91%      -9.13%      4.32%        11.14%         9/1/94
------------------------------------------------------------------------------------------
    -3.56%     -2.76%     -10.42%      -3.48%      7.26%         9.14%        11/1/96
------------------------------------------------------------------------------------------
    -4.82%     -4.23%     -15.57%      -3.01%      7.17%         9.74%(2)     7/16/85
------------------------------------------------------------------------------------------
    -8.32%     -7.97%     -16.87%      -4.60%      9.89%        12.75%(2)      1/9/89
------------------------------------------------------------------------------------------
    -9.00%     -9.34%     -24.06%      -2.52%      7.03%         8.49%         5/1/96
------------------------------------------------------------------------------------------
    -8.97%     -10.04%    -26.95%      1.93%        N/A         10.05%         5/1/97
------------------------------------------------------------------------------------------
    -3.45%      0.43%      -7.54%      9.45%       12.81%       15.13%         5/1/92
------------------------------------------------------------------------------------------
    -13.04%    -11.64%    -31.25%      -1.54%      8.72%         9.08%         1/1/97
------------------------------------------------------------------------------------------
    -5.50%     -3.19%     -19.77%      -1.00%      7.85%        13.87%        9/13/93
------------------------------------------------------------------------------------------
    -3.83%     -1.60%     -10.10%      11.84%      12.33%       12.18%(2)     11/12/90
------------------------------------------------------------------------------------------
    -6.63%     -5.39%     -27.19%      -3.97%      3.29%         5.04%         5/1/94
------------------------------------------------------------------------------------------
    -5.71%     -5.77%     -23.06%      -8.77%       N/A         -3.99%        8/22/97
------------------------------------------------------------------------------------------
    -5.99%     -5.55%     -28.88%      -3.04%      4.85%         5.15%         6/1/95
------------------------------------------------------------------------------------------
     4.83%     10.19%      14.56%      12.78%      9.41%        11.53%         1/1/95
------------------------------------------------------------------------------------------
    -3.98%      1.96%      -0.64%      6.15%        N/A          2.73%        8/22/97
------------------------------------------------------------------------------------------
    -2.39%      2.90%      -4.45%      9.84%       7.17%        18.74%(2)      1/1/91
------------------------------------------------------------------------------------------
    -4.19%      1.51%      -3.58%      6.54%       5.20%        10.37%         1/1/95
------------------------------------------------------------------------------------------
    -15.63%    -13.09%    -31.76%      2.33%       4.87%         2.96%         5/1/96
------------------------------------------------------------------------------------------
    -11.18%    -8.07%     -24.90%      -7.03%      2.52%         9.18%         6/1/94
------------------------------------------------------------------------------------------
     1.19%      4.03%      12.71%      11.18%      5.34%         5.21%         1/1/97
------------------------------------------------------------------------------------------
    -15.71%    -16.03%    -38.88%      -5.46%       N/A          5.05%        5/21/97
------------------------------------------------------------------------------------------
    -3.36%     -2.51%      -9.51%      -2.45%      8.45%        12.61%(2)
------------------------------------------------------------------------------------------
    -4.65%     -4.08%     -18.98%      -5.70%      0.33%         4.57%(2)
------------------------------------------------------------------------------------------
    -3.75%      2.19%      0.34%       7.60%       6.80%         9.91%(2)
------------------------------------------------------------------------------------------

The Schwab Signature Annuity, a flexible premium variable annuity, is issued by Great-West Life & Annuity Insurance Company. Performance Data is provided by Great-West Life & Annuity Insurance Company. Information in this report was received from what we believe to be reliable sources, but we can't absolutely guarantee its accuracy, completeness, or suitability for any purpose. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's units, when redeemed, may be more or less than their original cost. The Schwab Signature (TM) Annuity has been offered since May 3, 2001. Reflects Morningstar categories as of 12/31/2000.

**Although the Schwab Signature Annuity has only been offered since May 3, 2001, certain of the sub-accounts were created previously for other Great-West insurance products and have been in existence for one or more years. For those existing sub-accounts, standardized performance is shown. These figures reflect total portfolio expenses and a mortality and expense risk charge of 0.70%. For sub-accounts that did not exist prior to May 3, 2001, only adjusted historical performance from the underlying portfolio inception date can be provided.

*Average annual total return figures for the periods prior to the inception dates of the sub-accounts are based on historical performance of the underlying portfolios and have been adjusted to reflect the charges of the Annuity as if it had been available during these periods. These figures reflect total portfolio expenses and a mortality and expense risk charge of 0.70%.

(1) An investment in the money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

(2) 10-year average annualized performance since the portfolio has been in existence for over 10 years.

(3)  The   Standard  &  Poor's   Index  (S&P  500  Index)  is  composed  of  500
publicly-traded U.S. stocks. The index is unmanaged and assumes reinvestment of all dividends; it is included for comparative purposes only.

(4) The Morgan Stanley Capital International EAFE Index is an index of foreign stock prices of Europe, Australasia, and Far East Exchanges. Total return is calculated in U.S. dollars.

(5) The Russell 2000 Index is designed to measure the performance of the small-cap market. It consists of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest companies in the

                                     PART B

The statement of additional information contained in post-effective amendment No. 1 to this registration statement filed on February 28, 2002, is hereby incorporated by reference herein.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements.    .

The consolidated financial statements of GWL&A as of December 31, 2001 and 2000 and each of the three years in the period ended December 31, 2001, as well as the financial statements of the Series Account for the years ended 2001 and 2000 are incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed February 28, 2002, Registration No. 333-52956.


         (b)      Exhibits

(1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the initial Registration Statement filed by Depositor on Form N-4 on February 22, 1996, Registration No. 333-01153.

(2) Not applicable.


(3) Copy of distribution contract between Depositor and Principal Underwriter is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement filed April 24, 2001, Registration No. 333-52956.

(4)Copies  the  form of the  variable  annuity  contracts  are  incorporated  by
reference  to  Pre-Effective  Amendment  No.  1  to  Registrant's   Registration
Statement filed April 24, 2001, Registration No. 333-52956.

(5) Copies of the form of applications to be used with the variable annuity contract are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement filed April 24, 2001, Registration No. 333-52956..


(6) Copy of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Amendment No. 2 to the Registration Statement filed by Depositor on Form N-4 on October 29, 1996, Registration No. 333-01153.

(7) Not applicable.


(8) Copies of participation agreements with underlying funds are incorporated by
reference  to  Pre-Effective  Amendment  No.  1  to  Registrant's   Registration
Statement filed April 24, 2001, Registration No. 333-52956..

(9) Opinion of counsel and consent of Beverly A. Byrne, Vice President, Counsel and Associate Secretary is incorporated by reference to the initial Registration Statement filed by Depositor on Form N-4 on December 29, 2000, Registration Statement No. 333-52956.


(10) (a) Written Consent of Jorden Burt LLP is filed herewith as Exhibit 10(a).

(b) Written Consent of independent auditors is filed herewith as Exhibit 10(b).

(11) Not Applicable.

(12) Not Applicable.


(13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement filed April 24, 2001, Registration No. 333-52956..


(14) (a) Powers of attorney for R. Gratton,  J. Balog,  J.W. Burns, O.T. Dackow,
P. Desmarais, Jr., W. Mackness, J.E.A. Nickerson, P.M. Pitfield, M. Plessis-Belair and B. Walsh are incorporated by reference to the initial Registration Statement filed by Depositor on Form N-4 on February 22, 1996, Registration No. 333-01153.

(b) Power of attorney for K.P. Kavanagh is incorporated by reference to Pre-effective amendment no. 1 to the Registration Statement filed by Depositor on Form N-4 on August 6, 1996, Registration No. 333-01153.

Item 25. Directors and Officers of the Depositor

                                                                                   Position and Offices
Name                                Principal Business Address                     with Depositor
----                                --------------------------                  -------------------

James Balog                         2205 North Southwinds Boulevard                     Director
                                    Vero Beach, Florida  32963

James W. Burns, O.C.                        (4)                                         Director

Orest T. Dackow                             (3)                                         Director

Andre Desmarais                             (4)                                         Director

Paul Desmarais, Jr.                         (4)                                         Director

Robert Gratton                              (5)                                         Chairman


Kevin P. Kavanagh                           (1)                                         Director

William Mackness                    696 Whitehaven Crescent                              Director
                                    London, Ontario N6G 4V4


William T. McCallum                         (3)                                         Director, President and
                                                                                        Chief Executive Officer

Jerry E.A. Nickerson                H.B. Nickerson & Sons Limited                       Director
                                    P.O. Box 130
                                    265 Commercial Street
                                    North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.             (4)                                         Director

Michel Plessis-Belair, F.C.A.               (4)                                         Director


Brian E. Walsh                      Qvan Capital, LLC                                   Director
                                     1 Dock Street, 4th Floor

                                    Stamford, Connecticut  06902



John A. Brown                               (3)                                         Senior Vice-President,
                                                                                        Sales,  Financial Services


S. Mark Corbett                             (3)                                         Senior Vice-President,
                                                                                        Investments


John R. Gabbert                             (2)                                         Senior Vice-President,
                                                                                        Chief Information Officer,
                                                                                        Employee Benefits


Donna A. Goldin                             (2)                                         Executive Vice-President
                                                                                        and Chief Operating
                                                                                        Officer, One Corporation

Mitchell T.G. Graye                         (3)                                         Executive Vice-President, Chief
Financial Officer

Wayne Hoffmann                              (3)                                         Senior Vice-President,
                                                                                        Investments

D.       Craig Lennox                       (6)                                         Senior Vice-President,
                                                                                        General  Counsel and
                                                                                        Secretary

Steven H. Miller                            (2)                                         Senior Vice President,
                                                                                        Employee Benefits, Sales

Charles P. Nelson                           (3)                                         Senior Vice-President,
                                                                                        Public Non-Profit Markets


Martin L. Rosenbaum                         (2)                                         Senior Vice-President,
                                                                                        Employee Benefits,
                                                                                        Operations


Gregory E. Seller                           (3)                                         Senior Vice-President,
                                                                                        Government Markets

Robert K. Shaw                              (3)                                         Senior Vice-President,
                                                                                        Individual Markets

George D. Webb                              (3)                                         Senior Vice-President,
                                                                                        Financial Services


Warren J. Winer                             (7)                                         Senior Vice-President,
                                                                                        Employee Benefits,
                                                                                        National Accounts


Douglas L. Wooden                           (3)                                         Executive Vice-President,
                                                                                        Financial Services

Jay Wright                                  (2)                                         Senior Vice-Presidnet,
                                                                                        Employee Benefits


(1)      100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.
(2)      8505 East Orchard Road, Greenwood Village, Colorado  80111.
(3)      8515 East Orchard Road, Greenwood Village, Colorado  80111.

(4)      Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.
(5)      Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.
(6)      8525 East Orchard Road, Greenwood Village, Colorado  80111
(7)      13045 Tesson Ferry Road, St. Louis, Missouri  63128.






Item 26.          Persons controlled by or under common control with the Depositor or Registrant
                  ------------------------------------------------------------------------------

         (State/Country of Organization) - Nature of Business



Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.4%  - Power Financial Corporation (Canada) - Holding Company
         54.04% - Investors Group Inc. (Canada) - Investment Company
                     100.0% - Investors Group Trustco Inc. (Canada) - Holding Corporation
                         100.0% - I.G. Investment Management, Ltd. (Canada) - Investment Management Corporation
                  100.0% - Mackenzie Financial Corporation (Ontario) - Investment Management and Wholesale Distribution
                           Corporation)
                  100.0% - Mackenzie Investment Management Inc. (Delaware) - Investment Management Corporation
                           100.0% - Ivy Management, Inc. (Massachusetts) - Investment Adviser
                           100.0% - Ivy Management Distributors Inc. (Florida) - Securities Broker/Dealer
                           100.0% - Ivy Mackenzie Services Corp. (Florida) - Transfer Agent
               81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                           100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                        100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                  100.0%  - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance
                            Company
                          100.0% - First Great-West Life & Annuity Insurance Company (New York) - Life and Health Insurance
                                   Company
                          100.0% - Advised Assets Group, LLC (Colorado) - Investment Adviser
                          100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance Company
                                    100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                           100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                    100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities Broker/Dealer
                                    100.0% - BCC Corp of Wyoming, Inc. (Wyoming) - Insurance Agency
                           100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                                    100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                    100.0%  - Deferred Comp of Michigan, Inc. (Michigan) - Third Party Administrator
                                    100.0%  - National Plan Coordinators of Washington, Inc. (Washington) - Third Party
                                              Administrator
                                    100.0%  - National Plan Coordinators of Ohio, Inc. (Ohio) - Third Party Administrator
                                    100.0%  - Renco, Inc. (Delaware) - Third Party Administrator
                                    100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts)- Insurance
                                              Agency
                           100.0%  - One Benefits, Inc. (Colorado) - Holding Company
                                    100.0% - One Health Plan of Alaska, Inc.(Alaska) - Preferred Provider Organization
                                    100.0% - One Health Plan of Arizona, Inc. (Arizona) - Health Maintenance Organization
                                    100.0% - One of Arizona, Inc. (Arizona) - Preferred Provider Organization
                                    100.0% - One Health Plan of California, Inc. (California) - Health Maintenance Organization
                                    100.0% - One Health Plan of Colorado, Inc. (Colorado)- Health Maintenance Organization
                                    100.0% - One Health Plan of Florida, Inc. (Florida) - Health Maintenance Organization
                                    100.0% - One Health Plan of Georgia, Inc. (Georgia) - Health Maintenance Organization
                                    100.0% - One Health Plan of Illinois, Inc. (Illinois) - Health Maintenance Organization
                                    100.0% - One Health Plan of Indiana, Inc. (Indiana) - Health Maintenance Organization
                                    100.0% - One Health Plan of Kansas/Missouri, Inc. (Kansas) - Health Maintenance Organization
                                    100.0% - One Health Plan of Maine, Inc. (Maine) - Preferred Provider Organization
                                    100.0% - One Health Plan of Massachusetts, Inc. (Massachusetts) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Michigan, Inc. (Michigan) - Preferred Provider Organization
                                    100.0% - One Health Plan of Minnesota, Inc. (Minnesota) - Preferred Provider Organization
                                    100.0% - One Health Plan of Nevada, Inc. (Nevada) - Preferred Provider Organization
                                    100.0% - One Health Plan of New Hampshire, Inc. (New Hampshire) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of New Jersey, Inc. (New Jersey) - Health Maintenance Organization
                                    100.0% - One Health Plan of New York, Inc. (New York) - Preferred Provider Organization
                                    100.0% - One Health Plan of North Carolina, Inc. (North Carolina) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Ohio, Inc. (Ohio) - Health Maintenance Organization
                                    100.0% - One Health Plan of Oregon, Inc. (Oregon) - Health Maintenance Organization
                                    100.0% - One Health Plan of Pennsylvania, Inc. (Pennsylvania) - Health Maintenance Organization
                                    100.0% - One Health Plan of South Carolina, Inc. (South Carolina) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of Tennessee, Inc. (Tennessee) - Health Maintenance Organization
                                    100.0% - One Health Plan of Texas, Inc. (Texas) - Health Maintenance Organization
                                    100.0% - One Health Plan, Inc. (Vermont) - Preferred Provider Organization
                                    100.0% - One Health Plan of Virginia, Inc. (Virginia) - Preferred Provider Organization
                                    100.0% - One Health Plan of Washington, Inc. (Washington) - Health Maintenance Organization
                                    100.0% - One Health Plan of Wisconsin, Inc. (Wisconsin) - Preferred Provider Organization
                                    100.0% - One Health Plan of Wyoming, Inc. (Wyoming) - Preferred Provider Organization
                                    100.0% - One Orchard Equities, Inc. (Colorado) - Securities
                                    Broker/Dealer
                           100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party Administrator
                           100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                             50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                           100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                             92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                           100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                             86.8%  - Orchard Series Fund (Delaware) - Investment Company
                                    100.0%  - Orchard Trust Company (Colorado) - Trust Company



Item 27. Number of Contractowners


         As of March 31, 2002, there were 447 owners of Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses. As of March 31, 2002, the number of owners of these other contracts was 11,155.


Item 28. Indemnification

         Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                        Colorado Business Corporation Act

    Article 109 - INDEMNIFICATION

    Section 7-109-101.  Definitions.

             As used in this Article:

             (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

             (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

             (3)      "Expenses" includes counsel fees.

             (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

             (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in
             Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

    Section 7-109-102.  Authority to indemnify directors.

             (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a) The person conducted himself or herself in good faith; and

                      (b)     The person reasonably believed:

(I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

             (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection
             (1) of this section.

             (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4) A corporation may not indemnify a director under this section:

(a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                      (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

             (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

    Section 7-109-103.  Mandatory Indemnification of Directors.

                      Unless limited by the articles of incorporation, a
             corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

    Section 7-109-104.  Advance of Expenses to Directors.

(1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he has met the standard of conduct described in Section 7-109-102;

(b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

    Section 7-109-105.  Court-Ordered Indemnification of Directors.

(1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                      (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                      (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in
                      Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

(1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2) The determinations required by under subsection (1) of this section shall be made:

                      (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                      (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

             (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                      (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                      (b)     By the shareholders.

             (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1) Unless otherwise provided in the articles of incorporation:

                      (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                      (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

    Section 7-109-108.  Insurance.

                      A corporation may purchase and maintain insurance on
             behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

    Section 7-109-109.  Limitation of Indemnification of Directors.

             (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

             (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

    Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                      If a corporation indemnifies or advances expenses to a
             director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.
                                                      Bylaws of GWL&A

             Article II, Section 11.  Indemnification of Directors.
                                      ----------------------------

                      The Company may, by resolution of the Board of Directors,
             indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.


Item 29.     Principal Underwriter

(a) (a) Charles Schwab & Co., Inc. ("Schwab") is the distributor of securities of the Registrant. Schwab also serves as distributor or principal underwriter for the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Investments, and Excelsior Venture Investorrs III LLC.

(b)      Directors and Officers of Schwab

Name                          Principal Business Address         Position and Offices with Underwriter
----                          --------------------------         ---------------------------------------

Charles R. Schwab                       (1)                       Chairman, Director

David S. Pottruck                       (1)                       President, Chief Executive Officer, Director

Linnet F. Deily                         (1)                       Vice Chairman - Office of the President

Steven L. Scheid                        (1)                       Vice Chairman and President - Schwab Retail Group, Director

Lon Gorman                              (1)                       Vice Chairman and Enterprise President - Schwab Capital Markets


Name                          Principal Business Address         Position and Offices with Underwriter
----                          --------------------------         ---------------------------------------

John P. Coghlan                         (1)                       Vice Chairman and Enterprise President - Schwab
                                        Institutional

Dawn G. Lepore                          (1)                       Vice Chairman, Executive Vice President and Chief
                                                                  Information Officer

Wayne W. Fieldsa                        (1)                       Executive Vice President - Brokerage Operations

Gideon Sasson                           (1)                       Enterprise President - Brokerage Operations

Karen W.  Chang                         (1)                       Enterprise President - General Investor Services

Susanne D. Lyons                        (1)                       Enterprise President - Retail Investor Specialized  Services

Carrie Dwyer                            (1)                       Executive Vice President - Corporate
                                                                  Oversight and Corporate Secretary

Parkash P. Ahuja                        (1)                       Executive Vice President - Corporate Services

Geoffrey Penney                         (1)                       Executive Vice President - Financial Products and
                                                                  International Technology

Bryce R. Lensing                        (1)                       Executive Vice President - Global Risk Management

Michael S. Knight                       (1)                       Executive Vice President - Head of Branches

George Rich                             (1)                       Executive Vice President - Human Resources

John P. McGonigle                       (1)                       Executive Vice President - Mutual Funds

James M. Hackley                        (1)                       Executive Vice President - Retail Client Services

Maurisa Sommerfield                     (1)                       Executive Vice President - Retail Client Services

Walter Bettinger, II                    (1)                       Executive Vice President - Retirement Plan Services

Jeremiah H. Chafkin                     (1)                       Executive Vice President - SchwabFunds

Frederick E. Matteson                   (1)                       Executive Vice President - Schwab Technology
                                                                  Services

Elizabeth Sawi                          (1)                       Executive Vice President and Chief Administrative   Officer

Christopher V. Dodds                    (1)                       Executive Vice President and Chief Financial Officer

Daniel O. Leemon                        (1)                       Executive Vice President and Chief Strategy Officer

Robert H. Rosseau                       (1)                       Executive Vice President and Enterprise President -
                                                                  International

Name                          Principal Business Address         Position and Offices with Underwriter
----                          --------------------------         ---------------------------------------

Jeffrey Lyons                           (1)                       Executive Vice President, Mutual Funds Relations,
                                                                  Operations and Marketing

William M. Thomas                       (1)                       Senior Vice President - Fund Administration

Ron Carter                              (1)                       Senior Vice President - Mutual Fund Operations

Colleen M. Hummer                       (1)                       Senior Vice President - Mutual Funds Operations

Michelle M. Swenson                     (1)                       Senior Vice President - Mutual Funds Marketing and
                                                                  Development

Daniel J. Keller                        (1)                       Senior Vice President - Mutual Funds Technology

Willie C. Bogan                         (1)                       Vice President and Assistant Corporate Secretary

R. Scott McMillen                       (1)                       Vice President and Assistant Corporate Secretary

Jane E. Fry                             (1)                       Assistant Corporate Secretary

--------------------------------------

(1) 101 Montgomery, San Francisco, California  94104.


             (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                          Net
Name of               Underwriting              Compensation
Principal             Discounts and                  on                     Brokerage
Underwriter            Commissions               Redemption              Commissions        Compensation

Schwab                      -0-                               -0-                      -0-                -0-



Item 30.     Location of Accounts and Records

             All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111 and through AnnuityNet, Inc., 108-G South Street, Leesburg, Virginia 20175.

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 9th day of April, 2002.



                                                     VARIABLE ANNUITY-1 SERIES ACCOUNT
                                                     (Registrant)


                                                     By:      /s/ William T. McCallum
                                                              --------------------------------------------
                                                              William T. McCallum, President
                                                              and Chief Executive Officer of
                                                              Great-West Life & Annuity
                                                              Insurance Company


                                                     GREAT-WEST LIFE & ANNUITY
                                                     INSURANCE COMPANY
                                                     (Depositor)


                                                     By:      /s/ William T. McCallum
                                                              --------------------------------------------
                                                              William T. McCallum, President
                                                              and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life
& Annuity Insurance Company and on the dates indicated:

Signature and Title                                                             Date


 /s/ Robert Gratton                                  *                          April 9, 2002
------------------------------------------------------                          -------------
Director and Chairman of the Board,
Robert Gratton


/s/ William T. McCallum                                                         April 9, 2002
--------------------------------------------                                    -------------
Director, President and Chief Executive
Officer, William T. McCallum


/s/ Mitchell T.G. Graye                                                         April 9, 2002
--------------------------------------------                                    -------------
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye


/s/ James Balog                                      *                          April 9, 2002
------------------------------------------------------                          -------------
Director, James Balog


/s/ James W. Burns                                   *                          April 9, 2002
------------------------------------------------------                          -------------
Director, James W. Burns





Signature and Title                                                             Date



/s/ Orest T. Dackor                                  *                          April 9, 2002
------------------------------------------------------                          -------------
Director, Orest T. Dackow



Director, Andre Desmarais


/s/ Paul Desmarais, Jr.                              *                          April 9, 2002
------------------------------------------------------                          -------------
Director, Paul Desmarais, Jr.


/s/ Kevin P. Kavanagh                       *                                   April 9, 2002
---------------------------------------------                                   -------------
Director, Kevin P. Kavanagh


/s/ William Mackness                        *                                   April 9, 2002
---------------------------------------------                                   -------------
Director, William Mackness


/s/ Jerry E.A. Nickerson                    *                                   April 9, 2002
---------------------------------------------                                   -------------
Director, Jerry E.A. Nickerson


/s/ P. Michael Pitfield                     *                                   April 9, 2002
---------------------------------------------                                   -------------
Director, P. Michael Pitfield


/s/ Michel Plessis-Belair                   *                                   April 9, 2002
---------------------------------------------                                   -------------
Director, Michel Plessis-Belair


/s/ Brian E. Walsh                                   *                          April 9, 2002
------------------------------------------------------                          -------------
Director, Brian E. Walsh



*By:      /s/ D.C. Lennox                                                       April 9, 2002
         -----------------------------------                                    -------------
         D. C. Lennox

         Attorney-in-fact pursuant to Powers of Attorney incorporated by reference.

                                  Exhibit 10(a)

Jorden Burt
1025 Thomas Jefferson Street, N.W.                777 Brickell Avenue, Suite 500
Suite 400 East                                         Miami, Florida 33131-2803
Washington, D.C. 20007-8104                                       (305) 371-2600
(202) 965-8100                                        Telecopier: (305) 372-9928
Telecopier: (202) 965-8104                              HTTP://www.jordenusa.com



April 9, 2002

Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado   80111

Re:  Variable Annuity-1 Series Account
      Post- Effective Amendment No. 2 to the Registration Statement on Form N-4 File Nos. 333-52956 and 811-07549

Ladies and Gentlemen:

        We have acted as counsel to Great-West Life & Annuity Insurance Company, a Colorado corporation, regarding the federal securities laws applicable to the issuance and sale of the contracts described in the above-referenced registration statement. We hereby consent to the reference to us under the caption "Legal Matters" in the prospectus filed on the date hereof by Great-West Life and Annuity Insurance Company and Variable Annuity-1 Series Account with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


                                          Very truly yours,

                                          /s/Jorden Burt LLP
                                          Jorden Burt LLP

                                  Exhibit 10(b)

INDEPENDENT AUDITORS' CONSENT


We consent to the incorporation by reference in this Post-Effective Amendment No. 2 to Registration Statement Nos. 333-52956 and 811-07549 of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company on Form N-4 of our report dated February 14, 2002 on the financial statements of Variable Annuity-1 Series Account for the years ended December 31, 2001 and 2000 and our report dated January 28, 2002 on the consolidated financial statements of Great-West Life & Annuity Insurance Company as of December 31, 2001 and 2000 and each of the three years in the period ended December 31, 2001, appearing in Post-Effective Amendment No. 1 to Registration Statement No. 333-52956.



 /s/ Deloitte & Touche, LLP

Denver, Colorado
April 9, 2002